Commitments and contingencies - Income tax declaration for 2014 (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability	$ 10,827,000	S/ 41,358,000					$ 10,364,000	S/ 39,590,000
Judicial process related to contractor bonuses [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability	1,229,000	4,695,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized					$ 4,350,000	S/ 16,618,000
Contingent liability	$ 2,749,000	S/ 10,500,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized			$ 163,000	S/ 624,000					$ 36,449,000	S/ 139,235,000
SUNAT. | Year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized											$ 24,842,000	S/ 94,898,000